OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2025
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

15   OTHER LONG-TERM LIABILITIES

Other long-term liabilities consisted of the following:

	As of December 31,
	2024	2025

Asset retirement obligations	103,214	111,026
Deferred revenue - non-current (Note 5)	50,869	51,983
Deferred government grants	114,209	58,068
Others	28,929	2,525
Total	297,221	223,602